Segmented Information - Schedule of Information Relating to Segments (Detail) - USD ($) $ in Thousands	12 Months Ended			24 Months Ended
	Mar. 29, 2025	Mar. 30, 2024	Mar. 25, 2023	Mar. 30, 2024
Segment Reporting Information [Line Items]
Revenues	$ 177,807	$ 185,275	$ 162,950
Unadjusted gross profit	70,819	76,469	71,426
Inventory provisions	(753)	(1,207)	(849)	$ (1,207)
Foreign Exchange Losses	(2,428)	(224)	(1,353)
Other unallocated costs	(1,330)	(1,506)	(1,302)
Intercompany Profit Adjustment		23	38
Gross profit	66,308	73,555	67,960
Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	177,807	185,275	162,950
Operating Segments [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold	106,988	108,806	91,524
Operating Segments [Member] | Jewelry And Other [Member]
Segment Reporting Information [Line Items]
Revenues	68,927	86,256	86,525
Operating Segments [Member] | Jewelry And Other [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold	37,902	46,720	44,959
Operating Segments [Member] | Timepieces [Member]
Segment Reporting Information [Line Items]
Revenues	108,880	99,019	76,425
Operating Segments [Member] | Timepieces [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold	69,086		46,565	$ 62,086
Retail Segment [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	65,697	70,961	66,399
Retail Segment [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	166,564	173,846	153,110
Retail Segment [Member] | Operating Segments [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold	100,868	102,885	86,711
Retail Segment [Member] | Operating Segments [Member] | Jewelry And Other [Member]
Segment Reporting Information [Line Items]
Revenues	59,632	76,405	78,020
Retail Segment [Member] | Operating Segments [Member] | Jewelry And Other [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold	32,955	41,735	40,926
Retail Segment [Member] | Operating Segments [Member] | Timepieces [Member]
Segment Reporting Information [Line Items]
Revenues	106,932	97,441	75,090
Retail Segment [Member] | Operating Segments [Member] | Timepieces [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold	67,913	61,150	45,785
Other Segments [Member]
Segment Reporting Information [Line Items]
Unadjusted gross profit	5,123	5,508	5,027
Other Segments [Member] | Operating Segments [Member]
Segment Reporting Information [Line Items]
Revenues	11,243	11,429	9,840
Other Segments [Member] | Operating Segments [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold	6,120	5,921	4,813
Other Segments [Member] | Operating Segments [Member] | Jewelry And Other [Member]
Segment Reporting Information [Line Items]
Revenues	9,295	9,851	8,505
Other Segments [Member] | Operating Segments [Member] | Jewelry And Other [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold	4,947	4,985	4,033
Other Segments [Member] | Operating Segments [Member] | Timepieces [Member]
Segment Reporting Information [Line Items]
Revenues	1,948	1,578	1,335
Other Segments [Member] | Operating Segments [Member] | Timepieces [Member] | Cost of Sales [Member]
Segment Reporting Information [Line Items]
Cost of Goods and Services Sold	$ 1,173	$ 936	$ 780